Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Receivable purchase program	$3,548,931	$3,307,328	$3,114,024
Multi-family residential loans and other	958,249	910,314	885,136
	4,507,180	4,217,642	3,999,160

Allowance for credit losses	(4,958)	(3,303)	(2,402)
Accrued interest	21,590	21,777	21,700

Total credit assets, net of allowance for credit losses	$4,523,812	$4,236,116	$4,018,458

Disclosure of loans by lending asset category [text block]
	As at April 30, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,528,735	$19,846	$351	$3,548,931	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	2,360	611	29	3,000	783	-	-	783
EL %	0.07%	3.08%	8.27%	0.08%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$721,610	$205,807	$30,832	$958,249	$737,125	$173,121	$68	$910,314
ECL allowance	1,400	557	1	1,958	2,213	306	1	2,520
EL %	0.19%	0.27%	0.00%	0.20%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,250,345	$225,653	$31,182	$4,507,180	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	3,760	1,168	30	4,958	2,996	306	1	3,303
Total EL %	0.09%	0.52%	0.10%	0.11%	0.07%	0.16%	1.47%	0.08%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$4,958	$4,349		$4,549		$5,184
Provision (recovery) from reported ECL		(609)		(409)		226
Variance from reported ECL (%)		(12%	)	(8%	)	5%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$1,911	$4	$56	$1,971
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	449	607	(27)	1,029
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	449	607	(27)	1,029
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$1,772	$488	$2	$2,262
Transfer in (out) to Stage 1	(200)	200	-	-
Transfer in (out) to Stage 2	155	(155)	-	-
Transfer in (out) to Stage 3	1	(43)	42	-
Net remeasurement of loss allowance	(165)	87	(43)	(121)
Credit asset originations	-	-	-	-
Derecognitions and maturities	(3)	(16)	-	(19)
Provision for (recovery of) credit losses	(212)	73	(1)	(140)
Write-offs	(135)	-	-	(135)
Recoveries	-	-	-	-
FX Impact	(25)	(4)	-	(29)
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$65	$-	$-	$65
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	142	-	-	142
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	142	-	-	142
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Multi-family residential loans and other
Balance at beginning of period	$1,845	$476	$-	$2,321
Transfer in (out) to Stage 1	110	(110)	-	-
Transfer in (out) to Stage 2	(53)	53	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(32)	(84)	-	(116)
Credit asset originations	24	-	-	24
Derecognitions and maturities	(8)	(26)	-	(34)
Provision for (recovery of) credit losses	41	(167)	-	(126)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,886	$309	$-	$2,195

Total balance at end of period	$2,093	$309	$-	$2,402
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,577	611	29	2,217
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,577	611	29	2,217
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(397)	397	-	-
Transfer in (out) to Stage 2	146	(146)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(337)	95	(43)	(285)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(14)	(16)	-	(30)
Provision for (recovery of) credit losses	(562)	258	-	(304)
Write-offs	(259)	-	-	(259)
Recoveries	-	-	-	-
FX Impact	8	(7)	-	1
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	175	(68)	-	107
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	107	-	-	107
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	250	(250)	-	-
Transfer in (out) to Stage 2	(162)	162	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(51)	(128)	-	(179)
Credit asset originations	101	-	-	101
Derecognitions and maturities	(97)	(43)	-	(140)
Provision for (recovery of) credit losses	41	(259)	-	(218)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,886	$309	$-	$2,195

Total balance at end of period	$2,093	$309	$-	$2,402